SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of stock option activity under the 2001 Plan as of December 31, 2012, and changes during 2012, is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2012	385,150	$47.82
Granted	80,500	71.52
Exercised	(135,500)	41.63
Forfeited	(5,000)	55.04
Expired	(1,000)	37.28

Options outstanding at December 31, 2012	324,150	$56.21	2.94	$6,060

Options exercisable at December 31, 2012	57,567	$28.62	1.35	$2,664

Summary of Non-Vested (Restricted) Stock Activity

A summary of non-vested (restricted) stock activity as of December 31, 2012, and changes during 2012, is shown below:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2012	2,261,948	$37.23
Granted	111,301	69.66
Vested	—	—
Forfeited	—	—

Non-vested (restricted) stock outstanding at December 31, 2012	2,373,249	$38.75

Weighted-Average Assumptions Relating to Valuation of Our Stock Options

The weighted-average assumptions relating to the valuation of our stock options were as follows:

Years Ended December 31,	2012	2011	2010
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.57%	1.12%	1.14%
Expected volatility	31.40%	32.59%	33.35%
Expected dividend yield	3.49%	3.48%	3.65%